Capital Management and Risk Policies - Schedule of Credit Quality of Debt Securities (Detail) - Credit risk - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 1,587,923,268	$ 1,984,609,209
AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	25,867,056	53,454,667
AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,569,348	27,528,195
Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	449,973	27,748,573
AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,998,318	15,036,622
AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		3,314,604
AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	329,325	78,844
AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		5,358,181
AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	15,207,077	13,042,022
AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	446	13,644,644
AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		60,235
AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	7,931,715	410,893
AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,691	375,261
AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		134,031
A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	37,446,624	4,023,520
A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,063,666
A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	136	623,196
A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		5,452,943
A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	20,924,898	4,812,152
A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		5,382,645
A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	135,430,367	165,686
A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		4,425,475
A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		295,461
A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	995,500	369,627
A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		453,331
A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,265,712
BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	16,353,163	379,100
BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,444,633
BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		3,720
BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		15,800
raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		924,890
B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,643
B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		146
BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		11,653,356
C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		41,222
CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		37
CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,317,232,816	1,781,165,137
D
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	737,157
D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	25	1,903,972
Government Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	872,997,405	1,210,199,283
Government Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	872,997,405	1,210,199,283
Government Bonds | D
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	70,815,196	63,959,291
Provincial Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	7,180,855	0
Provincial Bonds | AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	16,335,919	0
Provincial Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	47,298,422	63,959,291
Provincial Bonds | D
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	6,125,408	5,379,564
Autonomous City of Buenos Aires Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	6,125,408	0
Autonomous City of Buenos Aires Bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	5,379,564
Autonomous City of Buenos Aires Bonds | D
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	389,106,997	496,764,140
Treasury Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	389,106,997	496,764,140
Treasury Bills | D
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	7,541,146	3,413,002
Argentine Central Bank’s Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	7,541,146	3,413,002
Argentine Central Bank’s Bills | D
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	20,636,579	35,443,044
Foreign government bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	20,636,579	35,443,044
Foreign government bonds | AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | D
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Private Securities
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	220,700,537	169,450,885
Private Securities | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	5,230,477	18,011,623
Private Securities | AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,569,348	27,528,195
Private Securities | Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	449,973	27,748,573
Private Securities | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,998,318	15,036,622
Private Securities | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		3,314,604
Private Securities | AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	329,325	78,844
Private Securities | AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		5,358,181
Private Securities | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	9,081,669	13,042,022
Private Securities | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	446	13,644,644
Private Securities | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		60,235
Private Securities | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	750,860	410,893
Private Securities | AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,691	375,261
Private Securities | AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		134,031
Private Securities | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	37,446,624	4,023,520
Private Securities | A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,063,666
Private Securities | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	136	623,196
Private Securities | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		5,452,943
Private Securities | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	20,924,898	4,812,152
Private Securities | A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		5,382,645
Private Securities | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	135,430,367	165,686
Private Securities | A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		4,425,475
Private Securities | A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		295,461
Private Securities | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	995,500	369,627
Private Securities | A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		453,331
Private Securities | A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,265,712
Private Securities | BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	17,244	379,100
Private Securities | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,444,633
Private Securities | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		3,720
Private Securities | BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		15,800
Private Securities | raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		924,890
Private Securities | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,643
Private Securities | B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		146
Private Securities | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		11,653,356
Private Securities | C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		41,222
Private Securities | CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		37
Private Securities | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	288,846	1,449,857
Private Securities | D
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	737,157
Private Securities | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 25	$ 1,903,972